Income and expenses - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of sales [Line Items]
Amortization and depreciation	€ (21,785)	€ (21,742)	€ (21,511)
Payroll expenses	(168,750)	(166,406)	(151,174)
Total	(114,684)	(115,940)	(110,996)
Cost of sales
Cost of sales [Line Items]
Purchase of goods and services	(49,207)	(52,576)	(53,747)
Amortization and depreciation	(11,890)	(11,607)	(11,298)
Payroll expenses	(53,719)	(51,705)	(46,678)
Work in Progress	133	(52)	727
Total	€ (114,684)	€ (115,940)	€ (110,996)